SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2019		December 31, 2018

	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price

Outstanding, beginning of the year	5,987,800	$3.96	5,792,800	$4.00
Granted	1,759,000	$3.22	1,262,500	$3.80
Exercised	(170,000)	$2.65	(127,000)	$2.65
Expired and forfeited	(653,800)	$4.58	(940,500)	$4.15
Outstanding, end of the year	6,923,000	$3.74	5,987,800	$3.96

Options exercisable at the end of the year	5,614,300	$3.84	4,946,300	$3.96

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Expressed in Canadian dollars
	Options Outstanding			Options exercisable

	Number	Weighted Average
	Outstanding	Remaining	Weighted Average	Number Exercisable	Weighted Average
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2019	(Number of Years)	Price	December 31, 2019	Price

$2.00 - $2.99	864,500	0.5	$2.65	849,500	$2.65
$3.00 - $3.99	2,941,500	3.8	$3.47	1,647,800	$3.56
$4.00 - $4.99	3,117,000	1.8	$4.31	3,117,000	$4.31
	6,923,000	2.5	$3.74	5,614,300	$3.84

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year Ended December 31, 2019	Year Ended December 31, 2018
Weighted-average fair value of option in CAN$	$1.57	$1.96
Risk-free interest rate	1.75%	2.05%
Expected dividend yield	0%	0%
Expected stock price volatility	64%	69%
Expected option life in years	3.83	3.79

Disclosure of performance share units plan [Table Text Block]
	Year Ended	Year Ended
	December 31, 2019	December 31, 2018
	Number of units	Number of units

Outstanding, beginning of year	616,000	200,000
Granted	603,000	446,000
Cancelled	-	(30,000)
Settled for shares	-	-
Settled for cash	-	-
Outstanding, end of period	1,219,000	616,000

Disclosure of deferred share units [Table Text Block]
Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2019		December 31, 2018

	Number of units	Weighted Average Grant Price	Number of units	Weighted Average Grant Price

Outstanding, beginning of year	652,276	$3.48	548,392	$3.44
Granted	237,109	$3.02	103,884	$3.68
Redeemed	-	-	-	-
Outstanding, end of period	889,385	$3.36	652,276	$3.48

Fair value at period end	889,385	$3.13	652,276	$2.94

Disclosure of share appreciation rights [Table Text Block]
	Year Ended		Year Ended
	December 31, 2019		December 31, 2018
	Number of units	Weighted Average Grant Price	Number of units	Weighted Average Grant Price
Outstanding, beginning of year	694,000	$3.99	911,993	$3.80
Exercised	-	-	(96,661)	$2.21
Cancelled	(382,000)	$4.55	(121,332)	$3.96
Outstanding, end of period	312,000	$3.30	694,000	$3.99

Exercisable at the end of the period	312,000	$3.30	553,679	$4.16